Goodwill and intangible assets - Narrative (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) cash_generating_unit	Dec. 31, 2020 USD ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Number of cash-generating units | cash_generating_unit	5
Goodwill	$ 19,149,000	$ 19,149,000
Goodwill impairment	0
Intangible assets and goodwill	189,210,000	175,117,000
Fund management contracts (indefinite life)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	160,973,000	146,031,000
Intangible asset impairment	0
Fund management contracts (finite life)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	9,088,000	$ 9,937,000
Intangible asset impairment	$ 0